Ropes & Gray LLP
One International Place
Boston, MA 02110
(617) 951-7000

Andrew D. Wilkins
617-951-7392
617-235-9303 fax
andrew.wilkins@ropesgray.com
June 30, 2010
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Trust Multi-Class Prospectus and Statement of Additional Information (relating to forty-six of the sixty-two series of the Trust) and GMO Class M Prospectus and Statement of Additional Information (relating to Class M shares of five of the sixty-two series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 142 to the Trust’s Registration Statement under the Securities Act and Amendment 179 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 142/179”), as filed electronically with the Commission on June 29, 2010. Amendment No. 142/179 became effective on the date hereof.
If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 951-7392.

Very truly yours,
/s/ Andrew D. Wilkins
Andrew D. Wilkins
cc:	J.B. Kittredge, Esq. Jason Harrison, Esq. Thomas R. Hiller, Esq. Elizabeth J. Reza, Esq.